INVESTMENT SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SECURITIES AVAILABLE FOR SALE
Schedule of amortized cost and estimated fair value of investment securities available for sale

 The amortized cost and estimated fair value of investment securities available for sale as of June 30, 2014, December 31, 2013 and June 30, 2013 are as follows (dollars in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
June 30, 2014
US Agencies—MBS	$6,598	$253	$—	$6,851
US Agencies	17,755	91	(258)	17,588
Corporate Bonds	15,691	189	—	15,880
Obligations of states and political subdivisions	6,441	400	(2)	6,839
Other	216	—	—	216

Total securities available for sale	$46,701	$933	$(260)	$47,374

December 31, 2013
US Agencies—MBS	$7,078	$281	$—	$7,359
US Agencies	15,227	—	(372)	14,855
Corporate Bonds	15,862	218	(1)	16,079
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

June 30, 2013
US Agencies—MBS	$7,491	$354	$—	$7,845
US Agencies	15,172	74	(341)	14,905
Corporate Bonds	18,557	161	(45)	18,673
Obligations of states and political subdivisions	5,435	450	(1)	5,884

Total securities available for sale	$46,655	$1,039	$(387)	$47,307

 The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
December 31, 2013
Corporate	$15,862	$218	$(1)	$16,079
US Agencies	15,227	—	(372)	14,855
US Agencies—MBS	7,078	281	—	7,359
Obligations of states and political subdivisions	5,893	202	—	6,095

Total securities available for sale	$44,060	$701	$(373)	$44,388

December 31, 2012
Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies—MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799